Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000004036 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	CMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 9.90%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.90%	6.52%	10.61%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,649,804,136
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 64,983,827
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(b)Excludes short-term securities.
C000004037 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Service Shares
Trading Symbol	CMGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Service Shares returned 9.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	9.58%	6.26%	10.34%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,649,804,136
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 64,983,827
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(b)Excludes short-term securities.
C000004038 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor A Shares
Trading Symbol	BMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 9.61%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	9.61%	6.26%	10.30%
Investor A Shares (with sales charge)	3.85	5.12	9.71
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,649,804,136
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 64,983,827
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(b)Excludes short-term securities.
C000004040 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor C Shares
Trading Symbol	BMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.80%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 8.82%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	8.82%	5.47%	9.65%
Investor C Shares (with sales charge)	7.82	5.47	9.65
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,649,804,136
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 64,983,827
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(b)Excludes short-term securities.
C000166016 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class K Shares
Trading Symbol	BMGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 9.97%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.97%	6.62%	10.70%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,649,804,136
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 64,983,827
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(b)Excludes short-term securities.
C000037625 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class R Shares
Trading Symbol	BMRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 9.34%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell Midcap® Growth Index returned 23.23%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, financials and consumer discretionary sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In financials, positioning in capital markets was most additive, led by exposure to a financial technology platform. Finally, in consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the healthcare, utilities and materials sectors. In healthcare, positioning in the life sciences tools and services industry detracted, in particular exposure to a provider of pharmaceutical packaging. In utilities, positioning in independent power and renewable electricity providers weighed on return, most notably holdings of a power generation company. Finally, in materials, positioning in the construction materials industry detracted, most notably holdings of a construction company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.34%	5.99%	10.03%
Russell 1000® Index	13.73	15.66	12.58
Russell Midcap® Growth Index	23.23	12.22	11.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,649,804,136
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 64,983,827
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,649,804,136
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$64,983,827
Portfolio Turnover Rate	87%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.3%
Industrials	20.3%
Financials	14.0%
Health Care	12.6%
Consumer Discretionary	9.9%
Communication Services	6.9%
Real Estate	1.5%
Energy	1.5%
Materials	0.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	(4.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
AppLovin Corp., Class A	6.2%
Palantir Technologies, Inc., Class A	5.8%
Axon Enterprise, Inc.	4.5%
Vertiv Holdings Co., Class A	3.4%
HEICO Corp.	3.3%
Dexcom, Inc.	3.3%
Ares Management Corp., Class A	3.1%
Cloudflare, Inc., Class A	3.0%
Howmet Aerospace, Inc.	2.8%
Live Nation Entertainment, Inc.	2.8%
(b)Excludes short-term securities.
C000004057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	BMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 4.06%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.06%	11.94%	6.93%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,795,170,680
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 14,049,604
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(b)Excludes short-term securities.
C000004059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor A Shares
Trading Symbol	BMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 3.81%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.81%	11.65%	6.64%
Investor A Shares (with sales charge)	(1.64)	10.45	6.07
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,795,170,680
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 14,049,604
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(b)Excludes short-term securities.
C000004061 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor C Shares
Trading Symbol	BMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.85%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 3.01%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.01%	10.81%	6.01%
Investor C Shares (with sales charge)	2.05	10.81	6.01
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,795,170,680
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 14,049,604
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(b)Excludes short-term securities.
C000219259 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Class K Shares
Trading Symbol	BHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 4.11%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes (“ELNs”), debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is income generation, targeting a yield of around 8%, while investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the use of ELNs had a positive impact on fund performance within the financials, industrials, consumer discretionary, healthcare, utilities, information technology, consumer staples, and communication services sectors.
What detracted from performance?
The use of ELNs had a negative impact on fund performance within the energy, materials, and real estate sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.11%	11.98%	6.95%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

Performance Inception Date	Apr. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,795,170,680
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 14,049,604
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,795,170,680
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$14,049,604
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.6%
Health Care	16.1%
Industrials	12.6%
Information Technology	11.9%
Consumer Staples	8.7%
Communication Services	7.2%
Consumer Discretionary	6.9%
Materials	5.9%
Energy	5.1%
Utilities	3.8%
Real Estate	2.8%
Short-Term Securities	5.0%
Liabilities in Excess of Other Assets	(6.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Baxter International, Inc.	2.1%
Citigroup, Inc.	2.0%
Comcast Corp., Class A	2.0%
Cardinal Health, Inc.	1.9%
First Citizens BancShares, Inc., Class A	1.7%
WPP PLC	1.7%
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Wells Fargo & Co.	1.5%
JP Morgan Securities LLC (Wells Fargo & Co.), Series N0Q2	1.3%
(b)Excludes short-term securities.
C000004062 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 16.22%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.22%	14.38%	18.83%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,056,850,565
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 44,166,278
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(b)Excludes short-term securities.
C000004063 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Service Shares
Trading Symbol	BSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Service Shares returned 15.96%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	15.96%	14.10%	18.54%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,056,850,565
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 44,166,278
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(b)Excludes short-term securities.
C000004064 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 15.96%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.96%	14.10%	18.52%
Investor A Shares (with sales charge)	9.88	12.87	17.88
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,056,850,565
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 44,166,278
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(b)Excludes short-term securities.
C000004066 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$205	1.91%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 15.15%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.15%	13.26%	17.81%
Investor C Shares (with sales charge)	14.15	13.26	17.81
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,056,850,565
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 44,166,278
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(b)Excludes short-term securities.
C000216612 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BTEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 16.33%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.33%	14.47%	18.88%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,056,850,565
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 44,166,278
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(b)Excludes short-term securities.
C000037630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class R Shares
Trading Symbol	BGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.42%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 15.68%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI All-Country World Information Technology 10/40 Index returned 15.75%.
What contributed to performance?
Broadcom, Inc., which benefited from significant growth in its artificial intelligence (“AI”) chip business as well as the successful integration of an acquisition, was the largest contributor to the Fund’s absolute performance. The semiconductor giant NVIDIA, Inc., which experienced rising demand for its AI-optimized graphics processing units in data centers, was also a top contributor. Spotify SA was an additional contributor of note. Shares of the music streaming application company rose on the strength of its first full year of profitability in 2024, a growing user base, and its efforts to augment monetization through price hikes and new subscription tiers.
What detracted from performance?
Micron Technology, Inc. was the largest detractor from returns. The stock declined as an oversupply of memory chips and slower demand in consumer electronics pressured prices and revenue growth. MongoDB, Inc. also detracted from performance, reflecting slower-than-expected revenue growth and disappointing financial guidance. The semiconductor company ASML NV, which reduced its revenue forecast due to excess semiconductor industry capacity, delayed orders from major clients, and weaker-than-expected demand outside the AI chip segment, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.68%	13.81%	18.22%
MSCI All Country World Index	13.65	13.37	9.25
MSCI All-Country World Information Technology 10/40 Index	15.75	18.64	18.14
MSCI All-Country World Information Technology Index	14.50	19.37	18.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,056,850,565
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 44,166,278
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,056,850,565
Number of Portfolio Holdings	74
Net Investment Advisory Fees	$44,166,278
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Software	31.1%
Semiconductors & Semiconductor Equipment	26.9%
Technology Hardware, Storage & Peripherals	6.8%
Broadline Retail	6.2%
Interactive Media & Services	6.0%
Entertainment	4.9%
IT Services	4.6%
Financial Services	3.3%
Professional Services	2.7%
Capital Markets	1.4%
Other#	3.7%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	8.5%
Broadcom, Inc.	6.7%
Apple Inc.	5.9%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	3.2%
Oracle Corp.	2.9%
Snowflake, Inc., Class A	2.6%
Cadence Design Systems, Inc.	2.4%
Mastercard, Inc., Class A	2.1%
(b)Excludes short-term securities.
C000004873 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.92%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned (7.60)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI World Energy Index returned (7.34)%.
What contributed to performance?
The Fund’s holdings in energy distribution companies were notable contributors to absolute performance. The portfolio’s positions in this area were focused on companies with greater exposure to natural gas, liquid natural gas (“LNG”), and capabilities in the Permian Basin. Overweight positions in the distribution companies Williams Cos., TC Energy Corp., and Pembina Pipeline Corp. all contributed positively, as did the LNG exporter Cheniere Energy, Inc. Valuations for energy infrastructure assets generally increased due to expectations for rising U.S. power demand, as well as their lower sensitivity to crude oil prices. The Fund’s position in the uranium supplier Cameco Corp. also benefited from the outlook for growing power demand, together with anticipation of increased investment in nuclear power.
What detracted from performance?
Holdings in oil-related stocks were among the largest detractors. Oil prices fell sharply due to rising OPEC production and concerns that slower global growth would crimp demand. The Fund’s position in BP PLC detracted from returns, as did holdings in integrated energy companies such as Exxon Mobil Corp., Chevron Corp., and Total Energies SE. Holdings in energy exploration and production companies posted negative returns, as well. A position in ConocoPhillips, which was pressured by its bid for a competitor, also hurt absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(7.60)%	18.18%	2.83%
MSCI All Country World Index	13.65	13.37	9.25
MSCI World Energy Index	(7.34)	17.73	3.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 264,678,340
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,294,865
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$264,678,340
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$2,294,865
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	95.8%
Energy Equipment & Services	2.8%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(b)Excludes short-term securities.
C000004875 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$125	1.30%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (8.00)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI World Energy Index returned (7.34)%.
What contributed to performance?
The Fund’s holdings in energy distribution companies were notable contributors to absolute performance. The portfolio’s positions in this area were focused on companies with greater exposure to natural gas, liquid natural gas (“LNG”), and capabilities in the Permian Basin. Overweight positions in the distribution companies Williams Cos., TC Energy Corp., and Pembina Pipeline Corp. all contributed positively, as did the LNG exporter Cheniere Energy, Inc. Valuations for energy infrastructure assets generally increased due to expectations for rising U.S. power demand, as well as their lower sensitivity to crude oil prices. The Fund’s position in the uranium supplier Cameco Corp. also benefited from the outlook for growing power demand, together with anticipation of increased investment in nuclear power.
What detracted from performance?
Holdings in oil-related stocks were among the largest detractors. Oil prices fell sharply due to rising OPEC production and concerns that slower global growth would crimp demand. The Fund’s position in BP PLC detracted from returns, as did holdings in integrated energy companies such as Exxon Mobil Corp., Chevron Corp., and Total Energies SE. Holdings in energy exploration and production companies posted negative returns, as well. A position in ConocoPhillips, which was pressured by its bid for a competitor, also hurt absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(8.00)%	17.70%	2.40%
Investor A Shares (with sales charge)	(12.83)	16.44	1.85
MSCI All Country World Index	13.65	13.37	9.25
MSCI World Energy Index	(7.34)	17.73	3.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 264,678,340
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,294,865
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$264,678,340
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$2,294,865
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	95.8%
Energy Equipment & Services	2.8%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(b)Excludes short-term securities.
C000004877 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$191	2.00%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned (8.68)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the MSCI World Energy Index returned (7.34)%.
What contributed to performance?
The Fund’s holdings in energy distribution companies were notable contributors to absolute performance. The portfolio’s positions in this area were focused on companies with greater exposure to natural gas, liquid natural gas (“LNG”), and capabilities in the Permian Basin. Overweight positions in the distribution companies Williams Cos., TC Energy Corp., and Pembina Pipeline Corp. all contributed positively, as did the LNG exporter Cheniere Energy, Inc. Valuations for energy infrastructure assets generally increased due to expectations for rising U.S. power demand, as well as their lower sensitivity to crude oil prices. The Fund’s position in the uranium supplier Cameco Corp. also benefited from the outlook for growing power demand, together with anticipation of increased investment in nuclear power.
What detracted from performance?
Holdings in oil-related stocks were among the largest detractors. Oil prices fell sharply due to rising OPEC production and concerns that slower global growth would crimp demand. The Fund’s position in BP PLC detracted from returns, as did holdings in integrated energy companies such as Exxon Mobil Corp., Chevron Corp., and Total Energies SE. Holdings in energy exploration and production companies posted negative returns, as well. A position in ConocoPhillips, which was pressured by its bid for a competitor, also hurt absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(8.68)%	16.85%	1.81%
Investor C Shares (with sales charge)	(9.58)	16.85	1.81
MSCI All Country World Index	13.65	13.37	9.25
MSCI World Energy Index	(7.34)	17.73	3.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 264,678,340
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,294,865
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$264,678,340
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$2,294,865
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	95.8%
Energy Equipment & Services	2.8%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.6%
Shell PLC	10.5%
Chevron Corp.	9.7%
TotalEnergies SE	7.1%
Canadian Natural Resources Ltd.	4.2%
Cheniere Energy, Inc.	4.1%
TC Energy Corp.	4.1%
Williams Cos., Inc. (The)	4.1%
Kinder Morgan, Inc.	3.8%
EOG Resources, Inc.	3.7%
(b)Excludes short-term securities.
C000004883 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	CMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 17.86%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.86%	16.12%	14.43%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,409,328,664
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 6,641,969
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(b)Excludes short-term securities.
C000004885 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	BMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 17.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.58%	15.83%	14.13%
Investor A Shares (with sales charge)	11.41	14.59	13.51
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,409,328,664
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 6,641,969
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(b)Excludes short-term securities.
C000004887 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor C Shares
Trading Symbol	BMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.62%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 16.71%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	16.71%	14.97%	13.43%
Investor C Shares (with sales charge)	15.81	14.97	13.43
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,409,328,664
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 6,641,969
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(b)Excludes short-term securities.
C000198239 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	BMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 17.96%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.96%	16.17%	14.38%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,409,328,664
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 6,641,969
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(b)Excludes short-term securities.
C000037656 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 17.29%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Smart money sentiment insights that track hedge fund positioning at prime brokers supported successful positioning in industrials as supply chain bottlenecks cleared and capital goods orders recovered. Text-based sentiment measures drawn from broker reports proved additive within consumer discretionary, where steady wage growth and renewed appetite for travel and leisure kept spending resilient. A macro insight that monitors private market equity offering activity contributed in financials, benefiting returns as capital raising picked up on improved market sentiment during the spring rally.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled within healthcare, as valuation-driven stocks lagged when the market rotated toward higher-growth narratives. Sentiment insights that compare bond market default risk with equity risk premiums underperformed in information technology, misreading the sector’s artificial intelligence-led advance while bond market credit spreads stayed wide. Finally, a macro model designed to block out short-term sentiment swings detracted in energy as volatile oil prices rendered its mean reversion signal ineffective.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	17.29%	15.55%	13.82%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,409,328,664
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 6,641,969
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,409,328,664
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$6,641,969
Portfolio Turnover Rate	149%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.9%
Consumer Discretionary	14.0%
Communication Services	12.3%
Health Care	7.9%
Financials	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	0.4%
Energy	0.4%
Materials	0.1%
Short-Term Securities	0.9%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	9.3%
Apple Inc.	7.7%
NVIDIA Corp.	7.6%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.8%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C, NVS	2.8%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.3%
(b)Excludes short-term securities.
C000004912 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	SHSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.84%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned (5.77)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(5.77)%	4.72%	7.46%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,446,425,713
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 52,207,307
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(b)Excludes short-term securities.
C000004913 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Service Shares
Trading Symbol	SHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$112	1.15%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Service Shares returned (6.08)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	(6.08)%	4.40%	7.14%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,446,425,713
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 52,207,307
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(b)Excludes short-term securities.
C000004914 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	SHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$106	1.09%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (6.03)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(6.03)%	4.45%	7.17%
Investor A Shares (with sales charge)	(10.95)	3.33	6.60
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,446,425,713
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 52,207,307
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(b)Excludes short-term securities.
C000004916 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	SHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$179	1.85%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned (6.73)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(6.73)%	3.67%	6.55%
Investor C Shares (with sales charge)	(7.57)	3.67	6.55
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,446,425,713
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 52,207,307
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(b)Excludes short-term securities.
C000172900 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	SHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$73	0.75%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned (5.71)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(5.71)%	4.81%	7.52%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,446,425,713
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 52,207,307
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(b)Excludes short-term securities.
C000037661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class R Shares
Trading Symbol	BHSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$139	1.44%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned (6.36)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 3000® Health Care Index returned (6.31)%.
What contributed to performance?
Boston Scientific Corp. was the largest contributor to the Fund’s absolute performance. Shares of the biotech company rallied on the strength of revenue and earnings growth that exceeded analysts’ expectations. Abbott Laboratories also contributed to returns due to strong sales and earnings growth, particularly in its medical devices and diabetes care segments, as well as robust performance in diagnostics and emerging markets. Gilead Sciences, Inc. further contributed to Fund returns. The company delivered strong financial results with upbeat guidance, and it announced positive clinical trial results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
UnitedHealth Group Inc. was the largest detractor. The health insurer’s stock fell due to a combination of surging medical costs, the abrupt resignation of its chief executive officer, the withdrawal of its 2025 earnings guidance, and reports of a U.S. Department of Justice probe into potential Medicare fraud. Eli Lilly & Co. also detracted from performance, primarily as a result of earnings misses and reduced guidance. Thermo Fisher Scientific Inc., which reduced its guidance due to ongoing weakness in China, macroeconomic headwinds, and the negative impact of new tariffs, was another detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	(6.36)%	4.08%	6.81%
Russell 3000® Index	13.12	15.34	12.21
Russell 3000® Health Care Index	(6.31)	5.44	7.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,446,425,713
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 52,207,307
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,446,425,713
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$52,207,307
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Health Care Equipment & Supplies	29.1%
Biotechnology	24.9%
Pharmaceuticals	20.5%
Health Care Providers & Services	15.2%
Life Sciences Tools & Services	6.2%
Financial Services	0.1%
Short-Term Securities	6.0%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	8.9%
Boston Scientific Corp.	6.7%
AbbVie, Inc.	6.0%
Abbott Laboratories	5.4%
UnitedHealth Group, Inc.	4.4%
Johnson & Johnson	4.1%
Stryker Corp.	4.0%
Amgen, Inc.	3.3%
Intuitive Surgical, Inc.	3.3%
Edwards Lifesciences Corp.	2.9%
(b)Excludes short-term securities.
C000023028 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Institutional Shares
Trading Symbol	BROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 16.48%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.48%	13.13%	6.90%
MSCI EAFE Index	13.33	11.42	5.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,880,629,060
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 10,342,204
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)Excludes short-term securities.
C000023030 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor A Shares
Trading Symbol	BROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 16.14%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.14%	12.84%	6.62%
Investor A Shares (with sales charge)	10.05	11.63	6.04
MSCI EAFE Index	13.33	11.42	5.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,880,629,060
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 10,342,204
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)Excludes short-term securities.
C000023032 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor C Shares
Trading Symbol	BROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 15.32%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.32%	12.01%	5.97%
Investor C Shares (with sales charge)	14.32	12.01	5.97
MSCI EAFE Index	13.33	11.42	5.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,880,629,060
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 10,342,204
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)Excludes short-term securities.
C000198216 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class K Shares
Trading Symbol	BROKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 16.58%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.58%	13.19%	6.94%
MSCI EAFE Index	13.33	11.42	5.97

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,880,629,060
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 10,342,204
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)Excludes short-term securities.
C000037670 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class R Shares
Trading Symbol	BGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 15.90%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index, returned 13.33%.
What contributed to performance?
The Fund delivered strong positive absolute performance during a period of heightened geopolitical tensions and market volatility. In regional and country terms, positive contributions were led by the Fund’s exposure to Japan where equities were boosted by structural reforms. Exposure to European financials also contributed meaningfully as banks in the region benefited from higher interest rates. This positioning was driven by sentiment insights, in particular those looking at broker reports and company executive views as these highly responsive measures proved adept at positioning the portfolio against a rapidly changing market backdrop. Quality-related measures also proved additive, most notably those looking at company balance sheets. Finally, macro thematic insights drove positive positioning within industrials, specifically in companies positioned to benefit from defense and aerospace spending increases amid rising geopolitical tensions.
What detracted from performance?
Insights based on analyzing informed investor sentiment detracted modestly, most notably positioning within energy names as the sector broadly lagged with oil prices range-bound at relatively low levels. In addition, positioning in European healthcare companies weighed on return given disappointing obesity drug trial data results and increased competition among weight loss drug manufacturers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.90%	12.56%	6.32%
MSCI EAFE Index	13.33	11.42	5.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,880,629,060
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 10,342,204
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,880,629,060
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$10,342,204
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	23.0%
United Kingdom	14.0%
Germany	10.9%
France	10.5%
United States	7.2%
Australia	6.0%
Switzerland	5.6%
Netherlands	4.4%
Italy	2.7%
Sweden	2.6%
Other#	11.0%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
Novartis AG, Registered Shares	2.2%
ASML Holding NV	2.2%
Roche Holding AG, NVS	1.9%
AstraZeneca PLC	1.5%
ABB Ltd., Registered Shares	1.3%
Shell PLC	1.3%
Commonwealth Bank of Australia	1.3%
Safran SA	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
(a)Excludes short-term securities.
C000103252 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Institutional Shares
Trading Symbol	BICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 5.40%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.40%	12.91%	4.53%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,905,258
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,514,241
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(b)Excludes short-term securities.
C000103250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor A Shares
Trading Symbol	BCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 5.06%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.06%	12.61%	4.25%
Investor A Shares (with sales charge)	(0.45)	11.41	3.69
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,905,258
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,514,241
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(b)Excludes short-term securities.
C000103251 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor C Shares
Trading Symbol	BCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.72%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 4.25%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.25%	11.78%	3.64%
Investor C Shares (with sales charge)	3.25	11.78	3.64
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,905,258
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,514,241
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(b)Excludes short-term securities.
C000198241 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Class K Shares
Trading Symbol	BCSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 5.45%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg Commodity Index Total ReturnSM returned 1.69%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to achieve exposure to physical commodities—contributed to absolute performance, as did its positions in gold stocks. The gold miners Agnico-Eagle Mines Ltd., Kinross Gold Corp., Wheaton Precious Metals Corp., Lundin Gold, Inc. and AngloGold Ashanti PLC were all among the top absolute performers thanks to the combination of rising gold prices and improving management of their operational costs. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s position in the diversified mining company Glencore PLC, which was hurt by weak coal prices and concerns about the impact of U.S. tariffs, was a leading detractor from absolute performance. The pharmaceutical company Novo Nordisk A/S, which the Fund holds as part of its clinical nutrition theme, also detracted. The shares fell due to intensifying competition in the market for GLP-1 weight loss drugs. The paper and packaging company Graphic Packaging Holding Co. was a further detractor, as a slowdown in e-commerce growth dampened demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.45%	12.95%	4.57%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg Commodity Index Total ReturnSM	1.69	12.65	1.92

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,905,258
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,514,241
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,905,258
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$3,514,241
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	37.0%
Energy	12.5%
Short-Term Securities	50.8%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Nutrien Ltd.	4.4%
Corteva, Inc.	3.5%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.1%
Packaging Corp. of America	1.6%
Agnico Eagle Mines Ltd.	1.6%
Graphic Packaging Holding Co.	1.3%
Shell PLC	1.3%
Wheaton Precious Metals Corp.	1.3%
Mosaic Co. (The)	1.3%
(b)Excludes short-term securities.
C000124019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 0.21%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	0.21%	9.74%	7.47%
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,967,156,900
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 15,422,725
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(b)Excludes short-term securities.
C000124020 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (0.06)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(0.06)%	9.45%	7.20%
Investor A Shares (with sales charge)	(5.31)	8.28	6.62
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,967,156,900
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 15,422,725
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(b)Excludes short-term securities.
C000124021 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$149	1.50%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned (0.82)%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(0.82)%	8.65%	6.55%
Investor C Shares (with sales charge)	(1.82)	8.65	6.55
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,967,156,900
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 15,422,725
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(b)Excludes short-term securities.
C000166014 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BDSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 0.25%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2000® Index returned 1.19%.
What contributed to performance?
Fundamental quality measures that favor founder-led companies drove gains within financials, the Fund’s strongest contributor in sector terms. Sentiment insights that track persistent short-selling activity and seek to align with “smart” sellers added to returns in industrials, helping to identify companies benefiting from improving order flows as supply chain pressures eased. Fundamental insights based on high research and development spending relative to stock price contributed in information technology where smaller software and services firms continued to capitalize on demand driven by innovation.
What detracted from performance?
Fundamental measures that favor companies trading at low sales-to-enterprise-value ratios detracted in materials, where value-driven stock narratives remained under pressure. Another valuation insight that rewards high cash flow generation relative to enterprise value underperformed in energy, failing to offset the sector’s broad weakness. A macro signal that seeks to block out short-term sentiment swings struggled in consumer discretionary during the sector’s late-period downturn. Finally, the Fund employed derivatives, such as future’s contracts, which marginally detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	0.25%	9.79%	7.52%
Russell 3000® Index	13.12	15.34	12.21
Russell 2000® Index	1.19	9.64	6.64

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,967,156,900
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 15,422,725
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,967,156,900
Number of Portfolio Holdings	786
Net Investment Advisory Fees	$15,422,725
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.2%
Industrials	16.9%
Health Care	16.9%
Information Technology	13.6%
Consumer Discretionary	10.5%
Real Estate	6.0%
Energy	4.1%
Materials	3.7%
Consumer Staples	3.7%
Communication Services	2.8%
Utilities	2.4%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(3.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.6%
CubeSmart	1.3%
ExlService Holdings, Inc.	0.8%
Houlihan Lokey, Inc., Class A	0.7%
Primoris Services Corp.	0.7%
MasTec, Inc.	0.7%
New Jersey Resources Corp.	0.6%
Enova International, Inc.	0.6%
Elastic NV	0.6%
Comfort Systems U.S.A., Inc.	0.6%
(b)Excludes short-term securities.
C000228505 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 2.69%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2500TM Growth Index returned 3.26%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, consumer discretionary and financials sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company. Finally, in financials, positioning in capital markets was most additive, led by exposure to a financial technology platform.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the information technology, healthcare and consumer staples sectors. In information technology, positioning in the semiconductors and semiconductor equipment industry detracted, in particular exposure to a provider of semiconductor materials. In healthcare, positioning in life sciences tools and services weighed on returns, most notably holdings of a pharmaceutical packaging company. Finally, in consumer staples, positioning in the food products industry detracted, most notably holdings of a pet food company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2021 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	2.69%	(10.48)%
Russell 3000® Index	13.12	8.66
Russell 2500TM Growth Index	3.26	(2.32)

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,320,861
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 47,699
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,320,861
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$47,699
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.6%
Information Technology	23.3%
Consumer Discretionary	18.4%
Health Care	11.2%
Financials	8.2%
Communication Services	6.3%
Energy	2.8%
Real Estate	0.8%
Consumer Staples	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain and planned changes to the Fund since May 31, 2024.
On February 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund no longer accepted orders to purchase Fund shares. On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the net asset value per share and the Fund was terminated as a series of the Trust.

C000228504 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Investor A Shares
Trading Symbol	BSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 2.47%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2500TM Growth Index returned 3.26%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, consumer discretionary and financials sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company. Finally, in financials, positioning in capital markets was most additive, led by exposure to a financial technology platform.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the information technology, healthcare and consumer staples sectors. In information technology, positioning in the semiconductors and semiconductor equipment industry detracted, in particular exposure to a provider of semiconductor materials. In healthcare, positioning in life sciences tools and services weighed on returns, most notably holdings of a pharmaceutical packaging company. Finally, in consumer staples, positioning in the food products industry detracted, most notably holdings of a pet food company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2021 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	2.47%	(10.69)%
Investor A Shares (with sales charge)	(2.91)	(11.91)
Russell 3000® Index	13.12	8.66
Russell 2500TM Growth Index	3.26	(2.32)

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,320,861
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 47,699
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,320,861
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$47,699
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.6%
Information Technology	23.3%
Consumer Discretionary	18.4%
Health Care	11.2%
Financials	8.2%
Communication Services	6.3%
Energy	2.8%
Real Estate	0.8%
Consumer Staples	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain and planned changes to the Fund since May 31, 2024.
On February 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund no longer accepted orders to purchase Fund shares. On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the net asset value per share and the Fund was terminated as a series of the Trust.

C000228503 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Class K Shares
Trading Symbol	BSDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 2.77%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 13.12% and the Russell 2500TM Growth Index returned 3.26%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the industrials, consumer discretionary and financials sectors. In industrials, holdings in the aerospace and defense industry proved beneficial, most notably exposure to a provider of public safety equipment. In consumer discretionary, positioning in the diversified consumer services industry contributed, most notably holdings of an educational technology company. Finally, in financials, positioning in capital markets was most additive, led by exposure to a financial technology platform.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the information technology, healthcare and consumer staples sectors. In information technology, positioning in the semiconductors and semiconductor equipment industry detracted, in particular exposure to a provider of semiconductor materials. In healthcare, positioning in life sciences tools and services weighed on returns, most notably holdings of a pharmaceutical packaging company. Finally, in consumer staples, positioning in the food products industry detracted, most notably holdings of a pet food company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2021 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	2.77%	(10.39)%
Russell 3000® Index	13.12	8.66
Russell 2500TM Growth Index	3.26	(2.32)

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,320,861
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 47,699
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,320,861
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$47,699
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.6%
Information Technology	23.3%
Consumer Discretionary	18.4%
Health Care	11.2%
Financials	8.2%
Communication Services	6.3%
Energy	2.8%
Real Estate	0.8%
Consumer Staples	0.7%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.9%
Comfort Systems U.S.A., Inc.	3.4%
Duolingo, Inc., Class A	3.1%
Tradeweb Markets, Inc., Class A	2.7%
Vertiv Holdings Co., Class A	2.5%
Carvana Co., Class A	2.4%
Galderma Group AG	2.4%
Live Nation Entertainment, Inc.	2.4%
Liberty Media Corp. - Liberty Formula One, Class C, NVS	2.3%
Planet Fitness, Inc., Class A	2.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain and planned changes to the Fund since May 31, 2024.
On February 20, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on June 6, 2025, the Fund no longer accepted orders to purchase Fund shares. On June 13, 2025, all of the assets of the Fund were liquidated completely, the shares of any shareholders were redeemed at the net asset value per share and the Fund was terminated as a series of the Trust.

C000242845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$158	1.61%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned (4.16)%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52%, and the Fund's customized benchmark, comprised of 50% S&P 500 Index and 50% ICE BofA 3 Month Treasury Bill Index returned 9.24%.
What contributed to performance?
Stock selection in financials, which was driven by fundamental quality measures and insights that evaluate sentiment among analysts and informed investors, contributed to absolute performance. The Fund used derivatives to implement its stock selection strategy. This aspect of the Fund’s positioning marginally contributed to results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in consumer-related stocks posted negative absolute returns, due primarily to a tilt toward companies that focus on less affluent customers. Positioning in the healthcare sector also detracted, as certain holdings were adversely affected by headline events such as the presidential election result and the death of United Health Care’s chief executive officer. Stock selection in the artificial intelligence (“AI”) theme also detracted as the Fund’s positioning in this area, which was driven by company fundamentals, was out of step with the speculative environment. Specifically, the Fund was hurt by a short position in International Business Machines Corp.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2023 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	(4.16)%	8.14%
S&P 500® Index	13.52	18.32
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	9.24	11.75

Performance Inception Date	Jun. 13, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,827,528
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,827,528
Number of Portfolio Holdings	636
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	313%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.7%	6.0%	18.7%
Financials	9.5%	7.6%	17.1%
Health Care	9.2%	6.6%	15.8%
Industrials	7.7%	6.2%	13.9%
Energy	5.0%	4.0%	9.0%
Consumer Discretionary	4.8%	1.8%	6.6%
Utilities	3.0%	2.6%	5.6%
Communication Services	3.8%	0.9%	4.7%
Real Estate	1.8%	1.9%	3.7%
Consumer Staples	1.6%	1.8%	3.4%
Materials	0.8%	0.7%	1.5%
	59.9	40.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000242844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$182	1.86%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned (4.27)%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52%, and the Fund's customized benchmark, comprised of 50% S&P 500 Index and 50% ICE BofA 3 Month Treasury Bill Index returned 9.24%.
What contributed to performance?
Stock selection in financials, which was driven by fundamental quality measures and insights that evaluate sentiment among analysts and informed investors, contributed to absolute performance. The Fund used derivatives to implement its stock selection strategy. This aspect of the Fund’s positioning marginally contributed to results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in consumer-related stocks posted negative absolute returns, due primarily to a tilt toward companies that focus on less affluent customers. Positioning in the healthcare sector also detracted, as certain holdings were adversely affected by headline events such as the presidential election result and the death of United Health Care’s chief executive officer. Stock selection in the artificial intelligence (“AI”) theme also detracted as the Fund’s positioning in this area, which was driven by company fundamentals, was out of step with the speculative environment. Specifically, the Fund was hurt by a short position in International Business Machines Corp.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2023 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	(4.27)%	7.92%
Investor A Shares (with sales charge)	(9.30)	5.00
S&P 500® Index	13.52	18.32
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	9.24	11.75

Performance Inception Date	Jun. 13, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,827,528
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,827,528
Number of Portfolio Holdings	636
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	313%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.7%	6.0%	18.7%
Financials	9.5%	7.6%	17.1%
Health Care	9.2%	6.6%	15.8%
Industrials	7.7%	6.2%	13.9%
Energy	5.0%	4.0%	9.0%
Consumer Discretionary	4.8%	1.8%	6.6%
Utilities	3.0%	2.6%	5.6%
Communication Services	3.8%	0.9%	4.7%
Real Estate	1.8%	1.9%	3.7%
Consumer Staples	1.6%	1.8%	3.4%
Materials	0.8%	0.7%	1.5%
	59.9	40.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000242843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Class K Shares
Trading Symbol	BKLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$153	1.56%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned (4.06)%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52%, and the Fund's customized benchmark, comprised of 50% S&P 500 Index and 50% ICE BofA 3 Month Treasury Bill Index returned 9.24%.
What contributed to performance?
Stock selection in financials, which was driven by fundamental quality measures and insights that evaluate sentiment among analysts and informed investors, contributed to absolute performance. The Fund used derivatives to implement its stock selection strategy. This aspect of the Fund’s positioning marginally contributed to results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in consumer-related stocks posted negative absolute returns, due primarily to a tilt toward companies that focus on less affluent customers. Positioning in the healthcare sector also detracted, as certain holdings were adversely affected by headline events such as the presidential election result and the death of United Health Care’s chief executive officer. Stock selection in the artificial intelligence (“AI”) theme also detracted as the Fund’s positioning in this area, which was driven by company fundamentals, was out of step with the speculative environment. Specifically, the Fund was hurt by a short position in International Business Machines Corp.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2023 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	(4.06)%	8.21%
S&P 500® Index	13.52	18.32
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	9.24	11.75

Performance Inception Date	Jun. 13, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,827,528
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,827,528
Number of Portfolio Holdings	636
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	313%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	12.7%	6.0%	18.7%
Financials	9.5%	7.6%	17.1%
Health Care	9.2%	6.6%	15.8%
Industrials	7.7%	6.2%	13.9%
Energy	5.0%	4.0%	9.0%
Consumer Discretionary	4.8%	1.8%	6.6%
Utilities	3.0%	2.6%	5.6%
Communication Services	3.8%	0.9%	4.7%
Real Estate	1.8%	1.9%	3.7%
Consumer Staples	1.6%	1.8%	3.4%
Materials	0.8%	0.7%	1.5%
	59.9	40.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.